Equity-based participation plans for employees (Details 1)	12 Months Ended
Dec. 31, 2025
Annual incentive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Starting in 2024, at least 30% of the Annual Incentive for the Novartis Company CEO (the CEO) and other Executive Committee of Novartis (ECN) members are required to be deferred in Novartis AG shares, if the CEO and other ECN members shareholding requirement is met, with the remainder being paid in cash. If the mandatory shareholding requirements are not met, at least 50% is required to be deferred in Novartis AG shares and the remainder paid in cash. The CEO and other ECN members can opt to invest up to the maximum cash portion of their Annual Incentive to receive further Novartis AG shares. In 2025 and 2024, the CEO and certain other ECN members met their mandatory shareholding requirements.In 2023 the Annual Incentive for the CEO and other ECN members was paid 50% in cash and 50% in Novartis AG restricted shares (RSs) or restricted share units (RSUs).In 2023, for a select portion of the Novartis management leadership team, the Annual Incentive was paid 70% in cash and 30% in RSs or RSUs, with an option to invest up to the maximum cash portion of their Annual Incentive to receive further shares. Starting in 2024, the select portion of the Novartis management leadership team is no longer eligible for the Annual Incentive. Instead, they are compensated through the other existing cash and equity-based participation plans for employees. The cash portion of the Annual Incentive is paid out during March in the year following the end of the performance period, and the Novartis AG shares, RSs and RSUs are granted during January in the year following the end of the performance period.
Employee Share Ownership Plan (ESOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Novartis operates employee share savings and purchase plans in certain countries. The most significant is described below.The ESOP in Switzerland offers participants the choice to receive their Annual Incentive in cash or in shares. For the 2025 performance year, participants could elect to receive the incentive in 100% cash, or partially in shares in increments of 10% from 30% to 100%, with any remaining portion paid in cash. For 2024 and prior performance years, participants were offered the choice to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After the expiration of a three-year holding period for Novartis shares invested under the ESOP, participants receive one matching share for every two invested shares. A select portion of Novartis management leadership team is eligible to invest their annual cash bonus in Novartis AG shares from 2024 onwards. Employees eligible for the equity plan “Select” and the select portion of the Novartis management leadership team are not eligible to receive ESOP matching. The CEO and other ECN members are not eligible to participate in the ESOP plan.
Share purchase plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In 2022 Novartis started to grant shares under the Employee Share Purchase Plan (ESPP). The ESPP enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a 15% discounted price, up to a defined maximum amount. While the ESPP is global in scope, the first phase covered employees in North America (the US, Puerto Rico and Canada). Other countries’ employees became eligible to participate in the ESPP commencing in 2024, according to a multi-year phased implementation plan. The shares are not subject to a vesting period.
Select
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The equity plan “Select” is a global equity incentive plan under which eligible employees may annually be awarded an equity grant. In 2025 and 2024, the equity grants awarded under the “Select” plan are subject to a three-year staggered vesting period. In 2023, equity grants awarded under the Select plan were subject to a three- year cliff vesting period, and for eligible selected groups of employees a four-year staggered vesting period. The CEO and other ECN members, and prior to 2025 a select portion of Novartis management leadership team, are not eligible to participate in the equity plan “Select.”The equity plan “Select” currently allows participants employed and living in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSs or RSUs are granted unilaterally.Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options. All tradable share options expired on their 10th anniversary from the grant date, which was in January 2023. As a result, at December 31, 2023, there were no outstanding options under the Novartis equity plan “Select.”
Long-Term Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Long-Term Performance Plan (LTPP) is a global equity plan for the ECN, a select portion of the Novartis management leadership team and up to 2023 select groups of employees with specific targets.Participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. The actual payout depends on the achievement of the performance measures and ranges between 0% and 200% of the granted amount. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in unrestricted Novartis AG shares at the end of the performance period.The LTPP awards are subject to a three-year performance and vesting period. The performance criteria for the ECN are based on both Novartis internal performance metrics and variable that can be observed in the market, which is the ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. Only ECN members, as from performance cycle 2023, are subject to the TSR performance metric under the LTPP.TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the relevant exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix.
Special share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Selected employees may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each selected employee is assessed at several management levels. Special Share Awards had a minimum three-year vesting period before 2021 and mainly three years thereafter. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the organization (not applicable to ECN). Externally recruited ECN members are eligible only for special awards that are “buyouts” in the case that it is to replace equity forfeited with their former employer. The equity is provided on a like-for-like basis as the forfeited equity, at a similar value with a similar vesting period, and with or without a performance condition.Worldwide, employees at different levels in the organization were awarded RSs and RSUs in 2025, 2024 and 2023.In addition, in 2025, 2024 and 2023, Board members received unrestricted shares as part of their regular compensation.At the Sandoz Distribution date, all RSU and PSU holders, who were not entitled to the dividend in kind in the form of Sandoz Group AG shares received “keep whole awards” in Novartis AG shares to compensate for the loss of the Sandoz value from their Novartis AG shares. These keep whole awards were accounted for as a modification, which did not significantly change the fair value of the original grant. The change in fair value was measured by comparing the fair value of the grant before the spin-off against the fair value of the grant plus keep whole award right after spin-off.